UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	2 Months Ended	4 Months Ended	6 Months Ended
	Feb. 22, 2022	Jun. 30, 2022	Jun. 30, 2021
Statement of Cash Flows [Abstract]
Net operating net loss adjustments related to discontinued operations	$ 25,000,000	$ 0	$ 0